Schedule I - Condensed Financial Information (Parent Company) (Schedule I - Balance Sheets) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 2,286	$ 3,428	$ 1,217	$ 1,913
Trade accounts receivable — net	533	589
Commodity and other derivative contractual assets	465	492
Other current assets	87	100
Total current assets	4,323	5,083
Receivables from unconsolidated subsidiary	0	47
Other investments	4	4
Other noncurrent assets	95	100
Total assets	23,330	29,248	36,446
Current liabilities:
Trade accounts payable	413	406
Commodity and other derivative contractual liabilities	203	316
Accumulated deferred income taxes	0	135
Accrued interest	121	119
Accrued taxes	134	157
Other Liabilities, Current	425	360
Total current liabilities	8,512	1,795
Liabilities Subject to Compromise	37,786	37,432
Accumulated deferred income taxes	0	713
Other noncurrent liabilities and deferred credits	2,033	2,078
Total liabilities	48,391	48,971
Total liabilities and equity	23,330	29,248
Parent Company [Member]
Current assets:
Cash and cash equivalents	488	392	$ 197	$ 299
Accounts receivable from subsidiaries	8	6
Prepayments	2	7
Total current assets	498	405
Receivables from unconsolidated subsidiary	0	47
Investment in debt of subsidiaries	0	39
Other investments	24	60
Other noncurrent assets	5	3
Total assets	527	554
Current liabilities:
Due to Affiliate, Current	33	0
Trade accounts payable	5	1
Notes payable to affiliates	5	8
Accumulated deferred income taxes	0	18
Accrued taxes	17	69
Other Liabilities, Current	42	40
Total current liabilities	102	136
Liabilities Subject to Compromise	1,409	1,899
Accumulated deferred income taxes	400	368
Due to affiliate, noncurrent	18	7
Other noncurrent liabilities and deferred credits	248	374
Total liabilities	2,177	2,784
Equity investment in consolidated subsidiaries	23,411	17,493
Shareholders' equity	(25,061)	(19,723)
Total equity	(1,650)	(2,230)
Total liabilities and equity	$ 527	$ 554